Equity instruments (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity Instruments
Balance at beginning of year	R$ 2,020,610	R$ 1,818,276	R$ 2,029,470
Net additions (disposals)	344,619	202,334	(211,194)
Balance at end of year	R$ 2,365,229	R$ 2,020,610	R$ 1,818,276